Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in non-current financial debt
Issuance of non-current debt	$ 7,563	$ 189	$ 1,148
Repayment of non-current debt	(31)	(59)	(40)
NET AMOUNT	7,532	130	1,108
Cash and cash equivalents
Cash	17,475	16,956	14,873
Cash equivalents	8,369	10,307	18,153
TOTAL	25,844	$ 27,263	$ 33,026	$ 21,342
Restricted cash and cash equivalents	$ 1,804